Preferred Securities Fund (Prospectus Summary): | Preferred Securities Fund
PREFERRED SECURITIES FUND

Supplement dated June 15, 2012

to the Class A, Class C, and Class P Prospectus

for Principal Funds, Inc.

dated December 30, 2011

(as supplemented on January 30, 2012, February 29, 2012, March 16, 2012,

March 30, 2012, April 30, 2012, and May 11, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Fees and Expenses of the Fund
Delete the last sentence in the paragraph under this heading and substitute:

More information about these and other discounts is available from your financial professional and in

“Choosing a Share Class and The Costs of Investing” beginning on page 47 of the Fund’s prospectus and

“Multiple Class Structure” beginning on page 59 of the Fund’s Statement of Additional Information.